UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Milton Arbitrage Partners, LLC
Address:       165 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck, II
Title:    Managing Member
Phone:    (203) 661-7022

Signature, Place, and Date of Signing:

           /s/ James E. Buck, II              Greenwich, Connecticut    8/12/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       20

Form 13F Information Table Value Total:                   $   138,787
                                                              (thousands)

INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TEATMENT.

List of Other Included Managers:


None


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       Item 1:            Item 2:           Item 3:       Item 4:      Item 5:                   Item 6:  Item 7:   Item 8:
    Name of Issuer         Title of         CUSIP         Value        Shares or  SH/   PUT/C    INV      OTHER     VOTING AUTHORITY
                            Class                         (x$1000)     Prn Amt    PRN   ALL      DISCR    MGRS      SOLE




Automobile Protn Corp-APCO   Common Stock      052905106      2577        201200       SH          SOLE             201200

Avondale Inds. Inc.          Common Stock      054350103      7304        187300       SH          SOLE             187300

Cadence Design Systems Inc.  Common Stock      127387108      1475        116864       SH          SOLE             116864

CFSB Bancorp.                Common Stock      124927104      1298        52740        SH          SOLE             52740

Chock Full O Nuts Corp.      Common Stock      170268106      782         75000        SH          SOLE             75000

Coach USA Inc.               Common Stock      18975L106      12484       297700       SH          SOLE             297700

Crompton & Knowles Corp.     Common Stock      227111101      1457        73800        SH          SOLE             73800

Executive Risk Inc.          Common Stock      301586103      32834       386008       SH          SOLE             386008

Genentech Inc.               COM SPL           368710307      41736       505900       SH          SOLE             505900

Gulfstream Aerospace Corp.   Common Stock      402734107      1351        20000        SH          SOLE             20000

Holophane Corp.              Common Stock      43645B106      1772        46500        SH          SOLE             46500

Jevic Trans. Inc.            Common Stock      47719P107      511         36900        SH          SOLE             36900

Mason-Dixon Bancshares Inc.  Common Stock      575207105      4900        102225       SH          SOLE             102225

Orcad Inc.                   Common Stock      685568107      969         76400        SH          SOLE             76400

People's Bancorp Inc         Common Stock      709909105      2818        290544       SH          SOLE             290544

Prime Bancorp Inc.           Common Stock      741914105      1460        52882        SH          SOLE             52882

Provident Cos Inc            Common Stock      743862104      2270        56800        SH          SOLE             56800

Rental Svc Corp.             Common Stock      76009V102      444         15530        SH          SOLE             15530

TransAmerica Corp.           Common Stock      893485102      19617       261561       SH          SOLE             261561

Westinghouse Air Brake Co.   Common Stock      960386100      728         28100        SH          SOLE             28100


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